Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Summary of Inventories

(Euro thousands)	At June 30, 2023	At December 31, 2022

Raw materials, ancillary materials and consumables	18,619	18,931
Work-in-progress and semi-finished products	13,076	13,446
Finished goods	83,172	76,713
Other	8	4

Total inventories	114,875	109,094

	At December 31,

(Euro thousands)	2022	2021

Raw materials, ancillary materials and consumables	18,931	16,001
Work-in-progress and semi-finished products	13,446	12,734
Finished goods	76,713	63,386
Other	4	214

Total inventories	109,094	92,335